Note 4 - Debt (Details Textual) - USD ($) $ in Thousands					9 Months Ended
	Aug. 07, 2020	Jul. 30, 2020	Feb. 07, 2020	Jul. 12, 2019	Sep. 30, 2020	Feb. 11, 2020
Credit Facility [Member] | Collateralized Mortgage Backed Securities [Member]
Debt Instrument, Collateral Amount					$ 1,960,100
Credit Facility [Member] | Freddie Mac [Member]
Proceeds from Long-term Lines of Credit				$ 788,800
Line of Credit Facility, Remaining Borrowing Capacity				$ 0
Long-term Line of Credit, Total					786,900	$ 788,800
Credit Facility [Member] | Mizuho [Member]
Proceeds from Long-term Lines of Credit					$ 160,200
Bridge Facility [Member] | KeyBank National Association [Member]
Bridge Loan			$ 95,000
Proceeds from Short-term Debt, Total			$ 95,000
RJ Bridge Facility [Member] | Raymond James Bank, N.A. [Member]
Bridge Loan		$ 86,000
Proceeds from Short-term Debt, Total	$ 65,000	$ 21,000